As filed with the Securities and Exchange Commission on May 19, 2022

1933 Act File No.	333-263419

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-2

Check appropriate box or boxes

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒	Pre-Effective Amendment No. 2
☐	Post-Effective Amendment No. ____ ____________________

BlackRock Capital Investment Corporation

Registrant Exact Name as Specified in Charter

40 East 52nd Street
New York, NY 10022

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(212) 810-5800

Registrant’s Telephone Number, including Area Code

James E. Keenan
BlackRock Capital Investment Corporation
40 East 52nd Street
New York, NY 10022

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies to:

Laurence D. Paredes	Michael K. Hoffman, Esq.	Kenneth E. Burdon, Esq.
BlackRock Capital Investment Corporation	Skadden, Arps, Meagher & Flom LLP	Skadden, Arps, Meagher & Flom LLP
40 East 52nd Street	One Manhattan West	500 Boylston Street
New York, NY 10022	New York, NY 10001	Boston, MA 02116

From time to time after the effective date of this Registration Statement.

Approximate Date of Commencement of Proposed Public Offering

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☒	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to Section 8(c) of the Securities Act

The following boxes should only be included and completed if the registrant is making this filing in accordance with Rule 486 under the Securities Act.

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ________.

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ________.

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☒	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

EXPLANATORY NOTE

The Prospectus, in the form filed on May 13, 2022 with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2, is incorporated by reference.

This Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement is being filed solely for the purpose of filing with the Commission certain of the exhibits set forth in Item 25 to Part C of this Registration Statement.

3

Part C

OTHER INFORMATION

Item 25.	Financial statements and exhibits

1.	Financial Statements

The consolidated statements of assets and liabilities, including the consolidated schedules of investments, as of March 31, 2022, December 31, 2021 and December 31, 2020, the related consolidated statements of operations, cash flows, and changes in net assets for each of the three years in the period ended December 31, 2021 and the three months ended March 31, 2022 and March 31, 2021, and the related notes, and management’s assessment of the effectiveness of internal control over financial reporting (which is included in Management’s Discussion and Analysis of Financial Condition and Results of Operations) as of December 31, 2021 have been incorporated by reference in this registration statement in “Part A—Information Required in a Prospectus.”

2.	Exhibits

(a)(1)	Certificate of Incorporation.(1)
(b)	Amended and Restated By-Laws.(13)
(d)(1)	Form of Specimen Stock Certificate.(2)
(d)(2)(a)	Indenture dated as of June 13, 2017 between the Registrant as Issuer and Wilmington Trust, National Association as Trustee.(9)
(d)(2)(b)
First Supplemental Indenture dated as of June 13, 2017 to the Indenture dated as of June 13, 2017 between the Registrant as Issuer and Wilmington Trust, National Association as Trustee (included as part of exhibit (d)(2)(a)).(9)

(d)(3)	Statement of Eligibility of Trustee on Form T-1.(19)
(d)(4)	Form of Subscription Certificate.(3)
(d)(5)	Form of Warrant Agreement.(3)
(e)	Amended and Restated Dividend Reinvestment Plan.(10)
(g)	Amended and Restated Investment Management Agreement.(12)
(h)(1)	Form of Underwriting Agreement for Equity.(4)
(h)(2)	Form of Underwriting Agreement for Debt.(4)
(j)(1)	Custody Agreement.(5)
(j)(2)	Form of Foreign Custody Manager Agreement.(2)
(k)(1)	Form of Stock Transfer Agency Agreement.(5)
(k)(2)	Form of Administration Agreement.(5)
(k)(3)	Form of Sub-Administration and Accounting Services Agreement.(5)
(k)(4)	Note Purchase Agreement.(6)
(k)(4)	Note Purchase Agreement (18)
(k)(5)(a)	Second Amended and Restated Senior Secured Revolving Credit Agreement.(7)
(k)(5)(b)	Second Amendment to the Amended and Restated Senior Secured Revolving Credit Agreement.(8)
(k)(5)(c)	Third Amendment to the Amended and Restated Senior Secured Revolving Credit Agreement.(11)
(k)(5)(d)
Fourth Amendment to the Second Amended and Restated Senior Secured Revolving Credit Agreement among the Registrant, the subsidiary guarantors party thereto, the lenders party thereto and Citibank, N.A. as Administrative Agent. (14)

(k)(5)(e)	Fifth Amendment to the Second Amended and Restated Senior Secured Revolving Credit Agreement.(15)
(k)(5)(f)	Sixth Amendment to the Second Amended and Restated Senior Secured Revolving Credit Agreement.(16)
(l)	Opinion and Consent of Counsel to the Company.(20)
(n)(1)	Consent of Independent Registered Public Accounting Firm.*
(n)(4)	Power of Attorney.(19)
(r)(1)	Code of Ethics of the Company.(17)
(r)(2)	Code of Ethics of the Advisor.(17)
(r)(4)	Code of Ethics for Chief Executive and Senior Financial Officers (17)
(s)	Calculation of Filing Fee Table (19)
99.1	Form of Preliminary Prospectus Supplement For Common Stock Offerings.(19)
99.2	Form of Preliminary Prospectus Supplement For Preferred Stock Offerings.(19)
99.3	Form of Preliminary Prospectus Supplement For Warrant Offerings.(19)
99.4	Form of Preliminary Prospectus Supplement For Subscription Rights Offerings.(19)
99.5	Form of Preliminary Prospectus Supplement For Debt Offerings.(19)
99.6	Form of Preliminary Prospectus Supplement For Unit Offerings.(19)

*	Filed herewith.

(1)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on March 9, 2015.
(2)
Incorporated by reference to the corresponding exhibit number to the Registrant’s pre-effective Amendment No. 2 to the Registration Statement on Form N-2 (Commission File No. 333-141090), filed on June 14, 2007.

(3)	Incorporated by reference to the corresponding exhibit number to the Registrant’s pre-effective Amendment No. 1 on Form N-2, filed on June 5, 2008.
(4)	Incorporated by reference to the corresponding exhibit number to the Registrant’s pre-effective Amendment No. 2 on Form N-2, filed on October 14, 2008.
(5)	Incorporated by reference to the Registrant’s Form 10-K as filed with the Securities and Exchange Commission on March 29, 2006.
(6)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on January 19, 2011.
(7)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on February 24, 2016.
(8)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on June 5, 2017.
(9)	Incorporated by reference to the Registrant’s post-effective Amendment No. 2 to the Registration Statement on Form N-2, filed on June 13, 2017.
(10)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on May 15, 2020.
(11)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on March 15, 2018.
(12)	Incorporated by reference to the Registrant’s Form 10-K as filed with the Securities and Exchange Commission on March 3, 2021.
(13)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on May 1, 2018.
(14)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on September 3, 2019.
(15)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on May 26, 2020.
(16)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on April 29, 2021.
(17)	Incorporated by reference to the Registrant’s Form 10-K as filed with the Securities and Exchange Commission on March 2, 2022.
(18)	Incorporated by reference to the Registrant’s Form 8-K as filed with the Securities and Exchange Commission on April 22, 2022.
(19)	Incorporated by reference to the Registrant’s Registration Statement on Form N-2, filed on March 10, 2022.
(20)	Incorporated by reference to the Registrant’s pre-effective Amendment No. 1 to the Registration Statement on Form N-2, filed on May 13, 2022.

Item 26.	Marketing arrangements

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference and any information concerning any underwriters for a particular offering will be contained in a prospectus supplement related to that offering.

Item 27.	Other expenses of issuance and distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

SEC registration fee	$46,350
NASDAQ Global Select Market listing fee	*
Printing (other than certificates)	*
Accounting fees and expenses	*
Legal fees and expenses	*
FINRA fee	$75,500
Miscellaneous fees and expenses	*
Total	*

*	These fees and expenses are calculated based on the number of issuances and amount securities offered and accordingly cannot be estimated at this time.

All of the expenses set forth above shall be borne by the Registrant.

Item 28.	Persons controlled by or under common control with the registrant

The following list sets forth each of the companies considered to be “controlled” by us as defined by the Investment Company Act of 1940.

As of March 31, 2022:	% of Voting Securities owned
Gordon Brothers Finance Company (Delaware)	80.1%
BKC ASW Blocker, Inc. (Delaware)	100.0%
BCIC-MBS, LLC (Delaware)	100.0%

Item 29.	Number of holders of shares

As of May 18, 2022:

Title of Class	Number of Record Holders
Common Stock, $0.001 par value	197

Item 30.	Indemnification

The information contained under the heading “Description of Our Capital Stock” is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant carries liability insurance for the benefit of its directors and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

We may agree to indemnify any underwriters or agents against specified liabilities for actions taken in their capacities as such, including liabilities under the Securities Act.

Item 31.	Business and other connections of investment adviser

BlackRock Capital Investment Advisors, LLC, a limited liability company organized under the laws of Delaware (the “Advisor”), acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of the Advisor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Advisor or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Advisor filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-112118).

Item 32.	Location of accounts and records

The Registrant’s accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Capital Investment Advisors, LLC, 40 East 52nd Street, New York, NY 10022, at the offices of the Registrant’s Custodian, 240 Greenwich Street Floor 8, New York, NY 10286, and at the offices of the Registrant’s Transfer Agent, 462 South 4th Street, Suite 1600, Louisville, KY 40202.

Item 33.	Management services

Not Applicable.

Item 34.	Undertakings

The Registrant undertakes:

(1)	Not applicable.

(2)	Not applicable.

(3)

(a)          to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(i)         to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii)       to reflect in the prospectus any facts or events arising after the effective date of this Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in this Registration Statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b), or other applicable SEC rule under the Securities Act, if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective Registration Statement; and

(iii)     to include any material information with respect to the plan of distribution not previously disclosed in this Registration Statement or any material change to such information in the Registration Statement;

provided, however, that paragraphs 3(a)(i), (ii), and (iii) of this section do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the SEC by the Registrant pursuant to section 13, section 14 or section 15(d) of the Exchange Act that are incorporated by reference into this Registration Statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of this Registration Statement.

(b)         that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)         to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)          that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser:

(i)         if the Registrant is relying on Rule 430B:

(A)        Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)        Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(ii)        if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act of 1933 as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B under the Securities Act of 1933 or other than prospectuses filed in reliance on Rule 430A under the Securities Act of 1933, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

(e)          that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i)         any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act of 1933;

(ii)        free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(iii)       the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iv)       any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4)         Not applicable.

(5)        that, for purposes of determining any liability under the Securities Act of 1933, each filing of the Registrant’s annual report pursuant to Section 13(a) or 15(d) of the Exchange Act that is incorporated by reference into the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)       insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

(7)         to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 19th day of May, 2022.

By:	/s/ James E. Keenan
Name:	James E. Keenan
Title:	Interim Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 19th day of May, 2022.

Name	Title

/s/James E. Keenan	Interim Chief Executive Officer (Principal Executive
James E. Keenan	Officer) and Chairman of the Board of Directors

/s/Chip Holladay	Interim Chief Financial Officer and Treasurer
Chip Holladay	(Principal Financial and Accounting Officer)

*	Director
John R. Baron

*	Director
Jerrold B. Harris

*	Director
William E. Mayer

*	Director
Meridee A. Moore

*	Director
Maureen K. Usifer

*By:	/s/ James E. Keenan

Signed by James E. Keenan on behalf of those identified pursuant to his designation as attorney-in-fact signed by Messrs. Baron, Harris, Mayer and Mses. Usifer and Moore on March 10, 2022.

May 19, 2022

The agreements included or incorporated by reference as exhibits to this registration statement contain representations and warranties by each of the parties to the applicable agreement. These representations and warranties were made solely for the benefit of the other parties to the applicable agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in such agreement by disclosures that were made to the other party in connection with the negotiation of the applicable agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the applicable agreement or such other date or dates as may be specified in the agreement. The Company acknowledges that, notwithstanding the inclusion of the foregoing cautionary statements, it is responsible for considering whether additional specific disclosures of material information regarding material contractual provisions are required to make the statements in this registration statement not misleading.

INDEX TO EXHIBITS

2.	Exhibits

(n)(1)	Consent of Independent Registered Public Accounting Firm.*

*	Filed herewith.